SCHEDULE IV - REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Life insurance in-force
Gross Amount	$ 483,069	$ 484,082	$ 473,514
Ceded to Other Companies	174,819	185,203	94,231
Assumed from Other Companies	31,337	31,971	33,098
Net Amount	339,587	330,850	412,381
Premiums
Gross Amount	1,042	970	929
Ceded to Other Companies	228	199	154
Assumed from Other Companies	180	189	222
Premiums	$ 994	$ 960	$ 997
Percentage of Amount Assumed to Net	9.20%	9.70%	8.00%
Percentage of Amount Assumed to Net	18.10%	19.70%	22.30%
Life insurance and annuities
Premiums
Gross Amount	$ 822	$ 802	$ 805
Ceded to Other Companies	182	155	113
Assumed from Other Companies	172	181	213
Premiums	$ 812	$ 828	$ 905
Percentage of Amount Assumed to Net	21.20%	21.90%	23.50%
Accident and health
Premiums
Gross Amount	$ 220	$ 168	$ 124
Ceded to Other Companies	46	44	41
Assumed from Other Companies	8	8	9
Premiums	$ 182	$ 132	$ 92
Percentage of Amount Assumed to Net	4.40%	6.10%	9.80%